Schedule of Deferred Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Employee benefits	$ 10,242	$ 13,644
Tax loss and credit carry forwards	2,747	4,819
Uncollectible accounts receivable	213	206
Other - assets	959	1,050
Deferred Tax Assets, Gross, Total	14,161	19,719
Valuation allowances	(1,596)	(2,041)
Deferred tax assets	12,565	17,678
Former MCI intercompany accounts receivable basis difference	1,121	1,275
Depreciation	14,030	13,953
Leasing activity	997	1,208
Wireless joint venture including wireless licenses	23,032	22,171
Other - liabilities	1,470	1,320
Deferred tax liabilities	40,650	39,927
Net deferred tax liability	$ 28,085	$ 22,249